N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.
Transaction Charges	In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.			Contract Charges- Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0.41%[1]	0.41%[1]	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)	0.21%[2]	1.89%[2]	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	0.20%[3]	Contract Charges- Add-On Benefit Expenses
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
1.    As a percentage of Contract Value of the Investment Divisions.

2.    As a percentage of average Fund net assets.
3. The minimum and maximum fees reflect an annualized percentage of the average daily net asset value of your allocations to the Investment Divisions.
Charges for Early Withdrawals [Text Block]	None.
Transaction Charges [Text Block]	In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
Ongoing Fees and Expenses [Table Text Block]	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.41%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.41%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value of the Investment Divisions.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.21%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.89%
Investment Options Footnotes [Text Block]	As a percentage of average Fund net assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.20%
Optional Benefits Footnotes [Text Block]	The minimum and maximum fees reflect an annualized percentage of the average daily net asset value of your allocations to the Investment Divisions.
Lowest and Highest Annual Cost [Table Text Block]

	LOWEST ANNUAL COST: $607	HIGHEST ANNUAL COST: $2,807

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges or advisory fees
•No additional purchase payments, or transfers

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges or advisory fees
•No additional purchase payments, or transfers

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson of NY may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits	•Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. •We may modify or discontinue an add-on benefit at any time.		Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes

CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Lowest Annual Cost [Dollars]	$ 607
Highest Annual Cost [Dollars]	$ 2,807
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges or advisory fees
•No additional purchase payments, or transfers

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges or advisory fees
•No additional purchase payments, or transfers

Risks [Table Text Block]

	LOWEST ANNUAL COST: $607	HIGHEST ANNUAL COST: $2,807

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges or advisory fees
•No additional purchase payments, or transfers

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges or advisory fees
•No additional purchase payments, or transfers

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson of NY may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits	•Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. •We may modify or discontinue an add-on benefit at any time.		Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes

CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Investment Restrictions [Text Block]
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson of NY may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.

Optional Benefit Restrictions [Text Block]	•Not all add-on benefits are available through all broker-dealers and may vary by date of purchase. •We may modify or discontinue an add-on benefit at any time.
Tax Implications [Text Block]
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]
FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and making partial or total withdrawals from the Contract. The tables do not reflect any advisory fees paid to third-party financial professionals from Contract Value or other assets of the Owner. If such charges where reflected, the fees and expenses associated with your Contract would be higher. Please refer to your Contract data pages for information about the specific fees you will pay each year based on the options you have elected.

Fees and expenses also may apply after the Income Date. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 27.

The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from the Contract or transfer cash value between investment options.
Transaction Expenses

Maximum Withdrawal Charge		None
Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0%
	Maximum	2%
Expedited Delivery Charge[2]		$22.50
Wire Transfers (for withdrawals)[3]		$25

1.    Currently, Premium taxes do not apply.

2.    Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.

3.    Standard wire fees are $20, international wire fees are $25.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$30
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Core Contract Charge[2]	0.40%

1.    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2.    This charge is reduced to 0.35% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.40%.

Optional Death Benefit Charge (% of Contract Value)	Maximum Charge
Return of Premium Guaranteed Minimum Death Benefit (“GMDB”)[3]	0.40%

3.    The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.	0.21%	1.89%
EXAMPLE

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). The Example does not include any advisory fees paid to third party financial professionals. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318

*Please note, although we show this cost for comparison purposes, the earliest you can annuitize this Contract is one year after the Contract’s Issue Date.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

Transaction Expenses [Table Text Block]

Maximum Withdrawal Charge		None
Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0%
	Maximum	2%
Expedited Delivery Charge[2]		$22.50
Wire Transfers (for withdrawals)[3]		$25

1.    Currently, Premium taxes do not apply.

2.    Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.

3.    Standard wire fees are $20, international wire fees are $25.

Deferred Sales Load (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$30
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Core Contract Charge[2]	0.40%

1.    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2.    This charge is reduced to 0.35% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.40%.

Optional Death Benefit Charge (% of Contract Value)	Maximum Charge
Return of Premium Guaranteed Minimum Death Benefit (“GMDB”)[3]	0.40%

3.    The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	This charge is reduced to 0.35% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.40%.
Annual Portfolio Company Expenses [Table Text Block]

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.	0.21%	1.89%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.
Portfolio Company Expenses Minimum [Percent]	0.21%
Portfolio Company Expenses Maximum [Percent]	1.89%
Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318

*Please note, although we show this cost for comparison purposes, the earliest you can annuitize this Contract is one year after the Contract’s Issue Date.

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,731
Surrender Expense, 3 Years, Maximum [Dollars]	8,383
Surrender Expense, 5 Years, Maximum [Dollars]	14,298
Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,318
Annuitize Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318

*Please note, although we show this cost for comparison purposes, the earliest you can annuitize this Contract is one year after the Contract’s Issue Date.

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,731
Annuitized Expense, 3 Years, Maximum [Dollars]	8,383
Annuitized Expense, 5 Years, Maximum [Dollars]	14,298
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 30,318
No Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318	$2,731	$8,383	$14,298	$30,318

*Please note, although we show this cost for comparison purposes, the earliest you can annuitize this Contract is one year after the Contract’s Issue Date.

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,731
No Surrender Expense, 3 Years, Maximum [Dollars]	8,383
No Surrender Expense, 5 Years, Maximum [Dollars]	14,298
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,318
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, and long-term income also mean that the Contract is more beneficial to investors with a long time horizon.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson of NY. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. If Jackson of NY experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $2.5 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee table.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).

Add-On Benefits. Certain benefits are subject to conditions. You may need to make early or excess withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.
Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.

Deduction of Advisory Fees from Contract Value. Currently, we permit you to deduct advisory fees directly from your Contract Value in order to pay third party financial professionals. This advisory fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction may reduce the basic death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. In order to avoid negatively impacting your add-on benefits, we do not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-3.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).”

Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson of NY receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Add-On Death Benefits Available for a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of Benefit Base)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division).
		None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
None
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

Benefits Available [Table Text Block]
Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson of NY receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Add-On Death Benefits Available for a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of Benefit Base)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division).
		None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
None
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class I shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-599-5651 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	-13.46%	5.28%	6.31%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.52%²	-12.54%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.65%²	-7.29%	N/A	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.74%²	-17.67%	-1.79%	-0.54%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.76%²	-24.82%	7.06%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%²	-29.59%	2.79%	6.78%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.60%²	-29.95%	11.10%	N/A
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	-16.57%	7.74%	11.38%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.87%²	-20.87%	-1.11%	3.77%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.96%²	-22.20%	2.20%	4.11%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	-8.64%	7.04%	11.17%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)	1.89%	-10.20%	1.07%	N/A
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)	0.92%	-23.93%	-4.20%	-0.48%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	0.91%	-30.27%	N/A	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	0.78%	-16.18%	7.94%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.67%	-30.88%	7.01%	9.32%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, LLC; River Road Asset Management, LLC; and WCM Investment Management, LLC)	0.79%	-11.93%	4.36%	7.68%
Allocation	JNL iShares Tactical Moderate Fund
	(Mellon Investments Corporation)	0.49%	-12.88%	2.24%	N/A
Allocation	JNL iShares Tactical Moderate Growth Fund
	(Mellon Investments Corporation)	0.51%	-14.09%	3.34%	N/A
Allocation	JNL iShares Tactical Growth Fund
	(Mellon Investments Corporation)	0.52%	-15.12%	4.18%	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.68%	-16.98%	4.17%	N/A
Allocation	JNL/American Funds Growth Allocation Fund
		0.70%	-19.05%	5.46%	N/A
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	0.86%	N/A	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.56%	-8.30%	N/A	N/A
International/Global Equity	JNL/Baillie Gifford International Growth Fund
	(Baillie Gifford Overseas Limited)	0.68%	-37.06%	1.03%	N/A
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC)	0.77%	-15.27%	3.53%	5.03%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.68%	18.17%	9.07%	3.22%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.54%²	-37.69%	7.23%	11.95%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.67%	-6.74%	1.24%	3.77%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.65%	-32.33%	7.32%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.55%²	-11.66%	N/A	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.45%²	-15.30%	8.58%	11.75%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.63%²	-13.48%	5.82%	N/A
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.48%	-13.02%	-0.23%	1.00%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	0.77%	-14.78%	-0.64%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.71%	-23.49%	7.14%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.52%	-12.75%	-0.60%	N/A
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.51%	-13.21%	0.32%	1.23%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	0.85%	-3.73%	4.72%	5.44%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.63%	-4.23%	4.51%	5.59%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.39%	-10.70%	8.45%	N/A
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners, LLC)	1.07%	-21.69%	1.21%	N/A
International/Global Equity	JNL/Harris Oakmark Global Equity Fund
	(Harris Associates L.P.)	0.84%	-15.79%	2.35%	N/A
Sector Equity	JNL/Heitman U.S. Focused Real Estate Fund
	(Heitman Real Estate Securities LLC)	0.80%	-25.55%	N/A	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.69%	-1.72%	6.42%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.65%	-32.02%	3.00%	7.86%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	0.76%	-35.12%	4.51%	10.02%
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	0.77%²	-18.83%	1.45%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.66%	-8.12%	N/A	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.59%	-26.87%	10.08%	13.20%
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.40%	-11.38%	0.08%	0.74%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.59%	-2.64%	6.20%	8.39%
International/Global Equity	JNL/Lazard International Strategic Equity Fund
	(Lazard Asset Management LLC)	0.81%	-16.85%	2.09%	N/A
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.70%	-25.97%	N/A	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.50%	-4.73%	N/A	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.31%²	-41.13%	0.59%	5.73%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.29%²	-35.72%	8.03%	12.30%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.30%²	-2.84%	7.73%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.29%²	61.88%	7.79%	4.58%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.29%²	-12.56%	4.71%	10.87%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.28%²	-5.43%	11.53%	14.47%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.31%²	-8.35%	7.26%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.27%²	-31.76%	14.46%	17.16%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.31%²	-11.57%	6.45%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.31%²	-25.82%	3.58%	N/A
U.S. Equity	JNL S&P 500 Index Fund
	(Mellon Investments Corporation)	0.09%²	-18.18%	9.23%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.30%²	1.22%	8.84%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.65%	-8.76%	7.67%	9.87%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.36%²	-19.71%	9.88%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.46%	-13.52%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.65%	-10.59%	1.18%	2.30%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.61%	4.11%	10.76%	N/A
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.64%	-7.81%	1.48%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.51%	-16.23%	0.54%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	0.65%	-11.55%	2.20%	1.06%
Fixed Income	JNL/PPM America Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.65%	-4.34%	1.55%	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.45%	-11.44%	1.57%	3.33%
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.48%	-13.77%	0.59%	N/A
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.32%²	-13.70%	1.63%	6.84%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.37%	-7.75%	6.93%	10.17%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.69%	-17.42%	3.83%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.68%	-11.65%	9.04%	N/A
U.S. Equity	JNL/T. Rowe Price Established Growth Fund
	(T. Rowe Price Associates, Inc.)	0.53%	-38.63%	4.72%	11.15%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.69%	-21.83%	7.19%	11.96%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.41%	-4.29%	1.08%	0.99%
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.64%	-14.56%	0.22%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.58%²	-11.27%	7.91%	11.48%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	-13.70%	2.51%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.28%²	-15.13%	3.52%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	-16.23%	4.60%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	0.82%	-28.50%	6.90%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.29%	-3.04%	4.75%	N/A
Fixed Income	JNL/Western Asset Global Multi-Sector Bond Fund
	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	0.70%	-5.50%	-2.78%	-0.70%
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.66%	-24.82%	0.01%	3.69%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.42%	-13.69%	5.67%	7.98%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.59%	0.81%	8.76%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	0.73%	-27.38%	-1.26%	2.28%
Fixed Income	JNL/WMC Government Money Market Fund
	(Wellington Management Company LLP)	0.26%	1.27%	1.05%	0.56%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.48%	-4.56%	7.33%	10.27%
Allocation	JNL Conservative Allocation Fund
		0.85%	-12.89%	1.38%	N/A
Allocation	JNL Moderate Allocation Fund
		0.85%	-14.45%	2.61%	N/A
Allocation	JNL Moderate Growth Allocation Fund
		0.87%	-15.52%	3.48%	N/A
Allocation	JNL Growth Allocation Fund
		0.87%	-18.40%	3.91%	N/A
Allocation	JNL Aggressive Growth Allocation Fund
		0.88%	-19.61%	4.28%	N/A
Fixed Income	JNL Bond Index Fund
	(Mellon Investments Corporation)	0.09%²	-13.11%	N/A	N/A
International/Global Equity	JNL Emerging Markets Index Fund
	(Mellon Investments Corporation)	0.16%²	-18.48%	N/A	N/A
International/Global Equity	JNL International Index Fund
	(Mellon Investments Corporation)	0.10%²	-13.75%	N/A	N/A
U.S. Equity	JNL Mid Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	-13.12%	N/A	N/A
U.S. Equity	JNL Small Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	-16.24%	N/A	N/A

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]	The following is a list of Funds (all Class I shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-599-5651 or by sending an email request to ProspectusRequest@jackson.com.The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	-13.46%	5.28%	6.31%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.52%²	-12.54%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.65%²	-7.29%	N/A	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.74%²	-17.67%	-1.79%	-0.54%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.76%²	-24.82%	7.06%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%²	-29.59%	2.79%	6.78%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.60%²	-29.95%	11.10%	N/A
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	-16.57%	7.74%	11.38%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.87%²	-20.87%	-1.11%	3.77%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.96%²	-22.20%	2.20%	4.11%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	-8.64%	7.04%	11.17%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)	1.89%	-10.20%	1.07%	N/A
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)	0.92%	-23.93%	-4.20%	-0.48%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	0.91%	-30.27%	N/A	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	0.78%	-16.18%	7.94%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.67%	-30.88%	7.01%	9.32%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, LLC; River Road Asset Management, LLC; and WCM Investment Management, LLC)	0.79%	-11.93%	4.36%	7.68%
Allocation	JNL iShares Tactical Moderate Fund
	(Mellon Investments Corporation)	0.49%	-12.88%	2.24%	N/A
Allocation	JNL iShares Tactical Moderate Growth Fund
	(Mellon Investments Corporation)	0.51%	-14.09%	3.34%	N/A
Allocation	JNL iShares Tactical Growth Fund
	(Mellon Investments Corporation)	0.52%	-15.12%	4.18%	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.68%	-16.98%	4.17%	N/A
Allocation	JNL/American Funds Growth Allocation Fund
		0.70%	-19.05%	5.46%	N/A
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	0.86%	N/A	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.56%	-8.30%	N/A	N/A
International/Global Equity	JNL/Baillie Gifford International Growth Fund
	(Baillie Gifford Overseas Limited)	0.68%	-37.06%	1.03%	N/A
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC)	0.77%	-15.27%	3.53%	5.03%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.68%	18.17%	9.07%	3.22%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.54%²	-37.69%	7.23%	11.95%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.67%	-6.74%	1.24%	3.77%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.65%	-32.33%	7.32%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.55%²	-11.66%	N/A	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.45%²	-15.30%	8.58%	11.75%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.63%²	-13.48%	5.82%	N/A
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.48%	-13.02%	-0.23%	1.00%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	0.77%	-14.78%	-0.64%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.71%	-23.49%	7.14%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.52%	-12.75%	-0.60%	N/A
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.51%	-13.21%	0.32%	1.23%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	0.85%	-3.73%	4.72%	5.44%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.63%	-4.23%	4.51%	5.59%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.39%	-10.70%	8.45%	N/A
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners, LLC)	1.07%	-21.69%	1.21%	N/A
International/Global Equity	JNL/Harris Oakmark Global Equity Fund
	(Harris Associates L.P.)	0.84%	-15.79%	2.35%	N/A
Sector Equity	JNL/Heitman U.S. Focused Real Estate Fund
	(Heitman Real Estate Securities LLC)	0.80%	-25.55%	N/A	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.69%	-1.72%	6.42%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.65%	-32.02%	3.00%	7.86%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	0.76%	-35.12%	4.51%	10.02%
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	0.77%²	-18.83%	1.45%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.66%	-8.12%	N/A	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.59%	-26.87%	10.08%	13.20%
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.40%	-11.38%	0.08%	0.74%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.59%	-2.64%	6.20%	8.39%
International/Global Equity	JNL/Lazard International Strategic Equity Fund
	(Lazard Asset Management LLC)	0.81%	-16.85%	2.09%	N/A
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.70%	-25.97%	N/A	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.50%	-4.73%	N/A	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.31%²	-41.13%	0.59%	5.73%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.29%²	-35.72%	8.03%	12.30%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.30%²	-2.84%	7.73%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.29%²	61.88%	7.79%	4.58%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.29%²	-12.56%	4.71%	10.87%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.28%²	-5.43%	11.53%	14.47%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.31%²	-8.35%	7.26%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.27%²	-31.76%	14.46%	17.16%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.31%²	-11.57%	6.45%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.31%²	-25.82%	3.58%	N/A
U.S. Equity	JNL S&P 500 Index Fund
	(Mellon Investments Corporation)	0.09%²	-18.18%	9.23%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.30%²	1.22%	8.84%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.65%	-8.76%	7.67%	9.87%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.36%²	-19.71%	9.88%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.46%	-13.52%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.65%	-10.59%	1.18%	2.30%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.61%	4.11%	10.76%	N/A
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.64%	-7.81%	1.48%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.51%	-16.23%	0.54%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	0.65%	-11.55%	2.20%	1.06%
Fixed Income	JNL/PPM America Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.65%	-4.34%	1.55%	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.45%	-11.44%	1.57%	3.33%
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.48%	-13.77%	0.59%	N/A
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.32%²	-13.70%	1.63%	6.84%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.37%	-7.75%	6.93%	10.17%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.69%	-17.42%	3.83%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.68%	-11.65%	9.04%	N/A
U.S. Equity	JNL/T. Rowe Price Established Growth Fund
	(T. Rowe Price Associates, Inc.)	0.53%	-38.63%	4.72%	11.15%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.69%	-21.83%	7.19%	11.96%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.41%	-4.29%	1.08%	0.99%
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.64%	-14.56%	0.22%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.58%²	-11.27%	7.91%	11.48%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	-13.70%	2.51%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.28%²	-15.13%	3.52%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	-16.23%	4.60%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	0.82%	-28.50%	6.90%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.29%	-3.04%	4.75%	N/A
Fixed Income	JNL/Western Asset Global Multi-Sector Bond Fund
	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	0.70%	-5.50%	-2.78%	-0.70%
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.66%	-24.82%	0.01%	3.69%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.42%	-13.69%	5.67%	7.98%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.59%	0.81%	8.76%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	0.73%	-27.38%	-1.26%	2.28%
Fixed Income	JNL/WMC Government Money Market Fund
	(Wellington Management Company LLP)	0.26%	1.27%	1.05%	0.56%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.48%	-4.56%	7.33%	10.27%
Allocation	JNL Conservative Allocation Fund
		0.85%	-12.89%	1.38%	N/A
Allocation	JNL Moderate Allocation Fund
		0.85%	-14.45%	2.61%	N/A
Allocation	JNL Moderate Growth Allocation Fund
		0.87%	-15.52%	3.48%	N/A
Allocation	JNL Growth Allocation Fund
		0.87%	-18.40%	3.91%	N/A
Allocation	JNL Aggressive Growth Allocation Fund
		0.88%	-19.61%	4.28%	N/A
Fixed Income	JNL Bond Index Fund
	(Mellon Investments Corporation)	0.09%²	-13.11%	N/A	N/A
International/Global Equity	JNL Emerging Markets Index Fund
	(Mellon Investments Corporation)	0.16%²	-18.48%	N/A	N/A
International/Global Equity	JNL International Index Fund
	(Mellon Investments Corporation)	0.10%²	-13.75%	N/A	N/A
U.S. Equity	JNL Mid Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	-13.12%	N/A	N/A
U.S. Equity	JNL Small Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	-16.24%	N/A	N/A

Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, and long-term income also mean that the Contract is more beneficial to investors with a long time horizon.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.

Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risk [Text Block]	Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson of NY. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. If Jackson of NY experiences financial distress, it may not be able to meet its obligations to you.
Investment Restrictions Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $2.5 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.
Fees and Charges Risk [Member]
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee table.
Possible Adverse Tax Consequences Risk [Member]
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Risks Affecting our Administration of Your Contract [Member]
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).
Add-On Benefits Risk [Member]
Prospectus:
Principal Risk [Text Block]	Add-On Benefits. Certain benefits are subject to conditions. You may need to make early or excess withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.
Conditions to Contract Benefits [Member]
Prospectus:
Principal Risk [Text Block]	Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.
Alternatives to the Contract Risk [Member]
Prospectus:
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity Risk [Member]
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.
Fixed Account Option Rates Risk [Member]
Prospectus:
Principal Risk [Text Block]	Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.
Deduction of Advisory Fees from Contract Value [Member]
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fees from Contract Value. Currently, we permit you to deduct advisory fees directly from your Contract Value in order to pay third party financial professionals. This advisory fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction may reduce the basic death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. In order to avoid negatively impacting your add-on benefits, we do not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits.
C000067992 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Balanced Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(13.46%)
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	6.31%
C000225793 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/American Funds Bond Fund of America Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
C000202636 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Capital Income Builder Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(7.29%)
C000085348 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/American Funds Capital World Bond Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(17.67%)
Average Annual Total Returns, 5 Years [Percent]	(1.79%)
Average Annual Total Returns, 10 Years [Percent]	(0.54%)
C000218223 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds Global Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(24.82%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
C000085350 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds Global Small Capitalization Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(29.59%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.78%
C000218224 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(29.95%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
C000085352 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth-Income Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	11.38%
C000085353 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds International Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(20.87%)
Average Annual Total Returns, 5 Years [Percent]	(1.11%)
Average Annual Total Returns, 10 Years [Percent]	3.77%
C000085356 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds New World Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(22.20%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.11%
C000085346 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds® Washington Mutual Investors Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(8.64%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	11.17%
C000192217 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)
Current Expenses [Percent]	1.89%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	1.07%
C000067997 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(23.93%)
Average Annual Total Returns, 5 Years [Percent]	(4.20%)
Average Annual Total Returns, 10 Years [Percent]	(0.48%)
C000202638 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager International Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(30.27%)
C000192221 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.18%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
C000067991 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(30.88%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	9.32%
C000067994 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, LLC; River Road Asset Management, LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.93%)
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000218215 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL iShares Tactical Moderate Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
C000218216 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL iShares Tactical Moderate Growth Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(14.09%)
Average Annual Total Returns, 5 Years [Percent]	3.34%
C000218219 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL iShares Tactical Growth Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
C000192212 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Moderate Growth Allocation Fund
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	4.17%
C000192213 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Growth Allocation Fund
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(19.05%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
C000234520 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/AB Sustainable Global Thematic Fund
Portfolio Company Subadviser [Text Block]	(AllianceBernstein L.P.)
Current Expenses [Percent]	0.86%
C000210326 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/AQR Large Cap Defensive Style Fund
Portfolio Company Subadviser [Text Block]	(AQR Capital Management, LLC)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(8.30%)
C000192071 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Baillie Gifford International Growth Fund
Portfolio Company Subadviser [Text Block]	(Baillie Gifford Overseas Limited)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(37.06%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
C000090918 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/BlackRock Global Allocation Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(15.27%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	5.03%
C000067999 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/BlackRock Global Natural Resources Fund
Portfolio Company Subadviser [Text Block]	(BlackRock International Limited)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	3.22%
C000067984 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/BlackRock Large Cap Select Growth Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC)
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(37.69%)
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	11.95%
C000067965 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Causeway International Value Select Fund
Portfolio Company Subadviser [Text Block]	(Causeway Capital Management LLC)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(6.74%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	3.77%
C000192057 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/ClearBridge Large Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(ClearBridge Investments, LLC)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(32.33%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
C000210330 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/DFA International Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.66%)
C000067990 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.75%
C000218179 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(13.48%)
Average Annual Total Returns, 5 Years [Percent]	5.82%
C000067976 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Core Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.00%
C000192219 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Emerging Markets Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.78%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
C000159264 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(23.49%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
C000218181 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Total Return Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.60%)
C000067979 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Fidelity Institutional Asset Management® Total Bond Fund
Portfolio Company Subadviser [Text Block]	(FIAM LLC)
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	1.23%
C000106864 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/First Sentier Global Infrastructure Fund
Portfolio Company Subadviser [Text Block]	(First Sentier Investors (Australia) IM Ltd)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(3.73%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000067995 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Franklin Templeton Income Fund
Portfolio Company Subadviser [Text Block]	(Franklin Advisers, Inc.)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(4.23%)
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.59%
C000192208 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Goldman Sachs 4 Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P)
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(10.70%)
Average Annual Total Returns, 5 Years [Percent]	8.45%
C000192059 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/GQG Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	(GQG Partners, LLC)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(21.69%)
Average Annual Total Returns, 5 Years [Percent]	1.21%
C000153489 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Harris Oakmark Global Equity Fund
Portfolio Company Subadviser [Text Block]	(Harris Associates L.P.)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
C000202640 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Heitman U.S. Focused Real Estate Fund
Portfolio Company Subadviser [Text Block]	(Heitman Real Estate Securities LLC)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.55%)
C000192061 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Invesco Diversified Dividend Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(1.72%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
C000067975 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Invesco Global Growth Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.86%
C000067981 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Invesco Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(35.12%)
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	10.02%
C000138277 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Global Allocation Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(18.83%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
C000202642 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/JPMorgan Hedged Equity Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(8.12%)
C000067993 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan MidCap Growth Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(26.87%)
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	13.20%
C000067980 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Government & Quality Bond Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(11.38%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.74%
C000068003 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Value Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(2.64%)
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000218183 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Lazard International Strategic Equity Fund
Portfolio Company Subadviser [Text Block]	(Lazard Asset Management LLC)
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(16.85%)
Average Annual Total Returns, 5 Years [Percent]	2.09%
C000202643 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Loomis Sayles Global Growth Fund
Portfolio Company Subadviser [Text Block]	(Loomis, Sayles & Company, L.P.)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(25.97%)
C000218176 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Lord Abbett Short Duration Income Fund
Portfolio Company Subadviser [Text Block]	(Lord, Abbett & Co. LLC)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(4.73%)
C000218200 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Communication Services Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(41.13%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	5.73%
C000218203 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Consumer Discretionary Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(35.72%)
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	12.30%
C000192049 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Consumer Staples Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(2.84%)
Average Annual Total Returns, 5 Years [Percent]	7.73%
C000218205 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Energy Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	61.88%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	4.58%
C000218206 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Financial Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(12.56%)
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	10.87%
C000218208 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Healthcare Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(5.43%)
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	14.47%
C000192053 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Industrials Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
C000218211 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Information Technology Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(31.76%)
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	17.16%
C000192051 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Materials Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(11.57%)
Average Annual Total Returns, 5 Years [Percent]	6.45%
C000192055 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Real Estate Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(25.82%)
Average Annual Total Returns, 5 Years [Percent]	3.58%
C000192047 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL S&P 500 Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	(18.18%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
C000124096 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Utilities Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	1.22%
Average Annual Total Returns, 5 Years [Percent]	8.84%
C000067963 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/MFS Mid Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.76%)
Average Annual Total Returns, 5 Years [Percent]	7.67%
Average Annual Total Returns, 10 Years [Percent]	9.87%
C000192222 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar U.S. Sustainability Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	9.88%
C000202646 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar Wide Moat Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
C000111250 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Neuberger Berman Strategic Income Fund
Portfolio Company Subadviser [Text Block]	(Neuberger Berman Investment Advisers LLC)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(10.59%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	2.30%
C000218221 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Newton Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Newton Investment Management North America, LLC)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.11%
Average Annual Total Returns, 5 Years [Percent]	10.76%
C000192063 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Income Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(7.81%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
C000218186 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Investment Grade Credit Bond Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(16.23%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
C000067998 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Real Return Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(11.55%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	1.06%
C000192211 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.; FIAM LLC)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(4.34%)
Average Annual Total Returns, 5 Years [Percent]	1.55%
C000067978 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America High Yield Bond Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(11.44%)
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	3.33%
C000192220 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Total Return Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.77%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
C000210335 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/RAFI® Fundamental U.S. Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000210332 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/RAFI® Multi-Factor U.S. Equity Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(7.75%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000192215 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Balanced Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(17.42%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
C000218188 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Capital Appreciation Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(11.65%)
Average Annual Total Returns, 5 Years [Percent]	9.04%
C000067987 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Established Growth Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(38.63%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000067988 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Mid-Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(21.83%)
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	11.96%
C000067996 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Short-Term Bond Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(4.29%)
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.99%
C000192218 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/T. Rowe Price U.S. High Yield Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.56%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
C000067989 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Value Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(11.27%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	11.48%
C000192069 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	2.51%
C000192079 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(15.13%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
C000192081 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(16.23%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
C000218190 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/WCM Focused International Equity Fund
Portfolio Company Subadviser [Text Block]	(WCM Investment Management, LLC)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(28.50%)
Average Annual Total Returns, 5 Years [Percent]	6.90%
C000153493 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/Westchester Capital Event Driven Fund
Portfolio Company Subadviser [Text Block]	(Westchester Capital Management, LLC)
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(3.04%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
C000106862 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Western Asset Global Multi-Sector Bond Fund
Portfolio Company Subadviser [Text Block]	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(5.50%)
Average Annual Total Returns, 5 Years [Percent]	(2.78%)
Average Annual Total Returns, 10 Years [Percent]	(0.70%)
C000067964 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/William Blair International Leaders Fund
Portfolio Company Subadviser [Text Block]	(William Blair Investment Management, LLC)
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.82%)
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	3.69%
C000067982 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/WMC Balanced Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(13.69%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.98%
C000192065 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	8.76%
C000067973 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/WMC Global Real Estate Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(27.38%)
Average Annual Total Returns, 5 Years [Percent]	(1.26%)
Average Annual Total Returns, 10 Years [Percent]	2.28%
C000067985 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/WMC Government Money Market Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	1.27%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	0.56%
C000067986 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Value Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(4.56%)
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000218199 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Conservative Allocation Fund
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
C000218213 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Allocation Fund
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
C000192203 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Growth Allocation Fund
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
C000192204 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Growth Allocation Fund
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(18.40%)
Average Annual Total Returns, 5 Years [Percent]	3.91%
C000192205 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Aggressive Growth Allocation Fund
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(19.61%)
Average Annual Total Returns, 5 Years [Percent]	4.28%
C000225787 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL Bond Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	(13.11%)
C000225789 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Emerging Markets Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	(18.48%)
C000225788 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL International Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(13.75%)
C000225785 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Mid Cap Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
C000225786 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Small Cap Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(16.24%)
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson of NY receives all required documentation from your Beneficiary.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Name of Benefit [Text Block]	Basic Death Benefit
Premium Taxes [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, Premium taxes do not apply.
Expedited Delivery Charge [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 22.50
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.
Wire Transfers [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Standard wire fees are $20, international wire fees are $25.
Return of Premium Guaranteed Minimum Death Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.
Name of Benefit [Text Block]	Return of Premium Guaranteed Minimum Death Benefit
Purpose of Benefit [Text Block]	Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.
Brief Restrictions / Limitations [Text Block]
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Name of Benefit [Text Block]	Return of Premium Guaranteed Minimum Death Benefit
Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Name of Benefit [Text Block]	Rebalancing
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Dollar Cost Averaging Plus (DCA+) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Plus (DCA+)
Purpose of Benefit [Text Block]	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Name of Benefit [Text Block]	Dollar Cost Averaging Plus (DCA+)
Earnings Sweep [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Earnings Sweep
Purpose of Benefit [Text Block]	Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•May only be added within 30 days of the issue date of your Contract.•You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
Name of Benefit [Text Block]	Earnings Sweep
Capital Protection Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Capital Protection Program
Purpose of Benefit [Text Block]	Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.
Name of Benefit [Text Block]	Capital Protection Program